April 29, 2010
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Davis Variable Account Fund, Inc. 497(e) Amendment to Post-Effective Amendment No. 15 under the Securities Act of 1933, File No. 333-76407, and Amendment No. 15 under the Investment Company Act of 1940, File No. 811-9293.
Dear Sir or Madam:
On behalf of Davis Variable Account Fund, Inc. (the “Company”), attached for filing pursuant to Rule 497(e) under the Securities Act of 1933.
Reason for 497(e) Filing
This filing is being made to supplement Post-Effective Amendment No. 15 by filing the attached three forms of the prospectus.
Post-Effective Amendment No. 15 included a single prospectus with three series.
This amendment provides a separate prospectus for each series.
Questions regarding this filing should be directed to me at (520) 434-3771, or in my absence to Ryan Charles at (520)434-3778.
Very truly yours,
____________
Thomas Tays